Related and Interested Parties (Benefits to Key Management Personnel including Directors) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Short-term benefits	$ 13	$ 11
Post-employment benefits	1	1
Share-based payments	8	4
Total	22	16
To interested parties employed by the Company	5	5
To interested parties not employed by the Company	$ 1	$ 1